6. Fixed Assets	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS

As of December 31, 2015 and 2014, Fixed Assets and the estimated lives used in the computation of depreciation are as follows:

		December 31,	December 31,
	Estimated Useful Lives	2015	2014

Machinery and equipment	3 years	$132,452	$136,356
Leasehold Improvements	5 years	6,206	6,206
Purchased Software	3 years	27,706	24,993
Molds and Tooling	5 years	381,397	234,230
Furniture and fixtures	7 years	26,028	20,079
Therapy Devices	3 years	99,324	86,286
Internally Developed Software	5 years	1,174,912	1,143,918
		1,848,025	1,652,068

Less: Accumulated depreciation and amortization		(1,326,920)	(1,069,634)

Property and Equipment, net		$521,105	$582,434

Depreciation expense for the years ended December 31, 2015 and 2014 was $269,672 and $254,608 respectively, including $8,629 and $14,383 respectively for Therapy Devices which is allocated to Cost of Sales.